Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 7,424,593	$ 5,973,042
Interest-bearing deposits with banks	34,351,505	32,366,318
Federal funds sold	1,311,641	710,588
Investment securities available for sale	4,549,702	3,502,852
Restricted equity securities	676,799	738,324
Loans, net of allowance for loan losses of $3,375,350 in 2013 and $3,403,098 in 2012	179,908,825	173,577,565
Property and equipment, net	4,440,215	4,543,738
Foreclosed assets		491,424
Accrued interest and other income	966,042	979,098
Goodwill	120,000	120,000
Bank owned life insurance	5,462,336	5,298,354
Other assets	1,707,319	1,611,129
Total assets	240,918,977	229,912,432
Deposits:
Noninterest-bearing	42,713,122	36,979,419
Interest-bearing	153,087,839	150,843,618
Total deposits	195,800,961	187,823,037
Federal Home Loan Bank advances	7,750,000	7,750,000
Dividends payable	790,259	46,106
Accrued interest payable	123,558	135,801
Other liabilities	2,236,573	1,920,187
Total liabilities	206,701,351	197,675,131
Commitments and contingencies
Stockholders' equity
Common stock, 10,000,000 shares authorized at no par value; 3,542,984 shares issued and outstanding	12,061,153	12,061,153
Retained earnings	18,329,089	16,367,187
Accumulated other comprehensive loss	(41,423)	(59,846)
Total stockholders' equity	34,217,626	32,237,301
Total liabilities and stockholders' equity	240,918,977	229,912,432
Preferred Stock Series A [Member]
Stockholders' equity
Preferred stock	2,620,325	2,620,325
Preferred Stock Series D [Member]
Stockholders' equity
Preferred stock	$ 1,248,482	$ 1,248,482